Euclid Capital Growth ETF

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited)

	Shares	Value
Exchange Traded Funds - 80.2%
Alerian MLP ETF	36,995	$1,197,158
Amplify Online Retail ETF	16,934	1,962,312
Energy Select Sector SPDR Fund	94,164	4,557,538
Financial Select Sector SPDR Fund	239,883	9,211,507
Materials Select Sector SPDR Fund	41,555	3,557,524
SPDR S&P Homebuilders ETF	34,425	2,688,592
SPDR S&P Metals & Mining ETF	65,962	2,921,457
SPDR S&P Regional Banking ETF	40,192	2,648,251
Vanguard FTSE Europe ETF	97,555	6,804,461
Total Exchange Traded Funds
(Cost $35,237,797)		35,548,800

Short-Term Investments - 19.9%
Money Market Funds - 19.9%
First American Government Obligations Fund, Class X, 0.030% (1)	8,810,659	8,810,659
Total Short-Term Investments
(Cost $8,810,659)		8,810,659

Total Investments in Securities - 100.1%
(Cost $44,048,456)		44,359,459
Liabilities in Excess of Other Assets - (0.1)%		(24,483)
Total Net Assets - 100.0%		$44,334,976

(1)	The rate quoted is the annualized seven-day effective yield as of August 31, 2021.

Summary of Fair Value Exposure at August 31, 2021 (Unaudited)

The Euclid Capital Growth ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$–	$35,548,800	$–	$–	$35,548,800
Short-Term Investments	–	8,810,659	–	–	8,810,659
Total Investments in Securities	$–	$44,359,459	$–	$–	$44,359,459